Provisions and Contingent Liabilities - Additional Information (Detail) R$ in Millions, $ in Millions		12 Months Ended
	Jul. 28, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Contingent tax liability related to legal dispute		$ 60.0		$ 55.9
Contingent tax liability		99.6		119.6
Contingent liabilities		20.9		36.4
Amount paid in relation to transactions in collaboration agreement	$ 7.0
Dispute On Sat Agentes Nocivos [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		7.7		8.1
Transfer Price Calculation From Two Thousand And Nine Dispute [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		9.0		8.4
Disputed Income Tax Liability Transfer Pricing In Loans Between SubsidariesAssociates [Member] | BRAZIL
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		161.0		163.9
Disputed Income Tax Liability Relating To Credit Disallowance [Member] | BRAZIL
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		51.0		37.5
Other Tax Lawsuits [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		0.6		$ 0.6
United states securities and exchange commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		98.2
Brazilian Securities And Exchange Commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		20.0	R$ 64.0
Ministerio publico federal [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		20.0	R$ 64.0
Department of justice - DOJ [member]
Disclosure of other provisions [line items]
Amount of penalty payable for misconduct		$ 107.3
Deferred prosecution agreement term		3 years	3 years